Share Capital/Capital Account	12 Months Ended
Dec. 31, 2017
Disclosure Of Classes Of Share Capital [Line Items]
Share Capital/Capital Account

20 SHARE CAPITAL

Issued and fully paid ordinary shares of €0.07 each [A]
	Number of shares		Nominal value ($ million)
	A	B	A	B	Total
At January 1, 2017	4,428,903,813	3,745,486,731	374	309	683
Scrip dividends	168,232,237	—	13	—	13
At December 31, 2017	4,597,136,050	3,745,486,731	387	309	696
At January 1, 2016	3,990,921,569	2,440,410,614	340	206	546
Scrip dividends	219,253,936	—	17	—	17
Shares issued (see Note 29)	218,728,308	1,305,076,117	17	103	120
At December 31, 2016	4,428,903,813	3,745,486,731	374	309	683

[A] Share capital at December 31, 2017, and 2016, also included 50,000 issued and fully paid sterling deferred shares of £1 each.

At the Company’s Annual General Meeting (AGM) on May 23, 2017, the Board was authorised to allot ordinary shares in the Company, and to grant rights to subscribe for or to convert any security into ordinary shares in the Company, up to an aggregate nominal amount of €190 million (representing 2,714 million ordinary shares of €0.07 each), and to list such shares or rights on any stock exchange. This authority expires at the earlier of the close of business on August 23, 2018, and the end of the AGM to be held in 2018, unless previously renewed, revoked or varied by the Company in a general meeting.

FINANCIAL STATEMENTS AND SUPPLEMENTS SHELL ANNUAL REPORT AND FORM 20-F 2017	1

Royal Dutch Shell Dividend Access Trust [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Share Capital/Capital Account

5 CAPITAL ACCOUNT

The capital account is represented by the dividend access share of 25 pence settled in the Trust by Shell Transport and the dividend access share of 10 pence settled in the Trust by BG.

Parent [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Share Capital/Capital Account

8 SHARE CAPITAL

Issued and fully paid ordinary shares of €0.07 each [A]
	Number of shares		Nominal value ($ million)
	A	B	A	B	Total
At January 1, 2017	4,428,903,813	3,745,486,731	374	309	683
Scrip dividends	168,232,237	—	13	—	13
At December 31, 2017	4,597,136,050	3,745,486,731	387	309	696
At January 1, 2016	3,990,921,569	2,440,410,614	340	206	546
Scrip dividends	219,253,936	—	17	—	17
Shares issued (see Note 15)	218,728,308	1,305,076,117	17	103	120
At December 31, 2016	4,428,903,813	3,745,486,731	374	309	683

[A] Share capital at December 31, 2017, and 2016, also included 50,000 issued and fully paid sterling deferred shares of £1 each.

At the Company’s Annual General Meeting (AGM) on May 23, 2017, the Board was authorised to allot ordinary shares in the Company, and to grant rights to subscribe for or to convert any security into ordinary shares in the Company, up to an aggregate nominal amount of €190 million (representing 2,714 million ordinary shares of €0.07 each), and to list such shares or rights on any stock exchange. This authority expires at the earlier of the close of business on August 23, 2018, and the end of the AGM to be held in 2018, unless previously renewed, revoked or varied by the Company in a general meeting.

B shares rank equally in all respects with A shares except for the dividend access mechanism described below. The Company, Shell Transport and BG Group plc, now BG Group Limited (BG), can procure the termination of the dividend access mechanism at any time. Upon such termination, B shares will form one class with A shares ranking equally in all respects and A and B shares will be known as ordinary shares without further distinction.

The sterling deferred shares are redeemable only at the discretion of the Company for £1 each and carry no voting rights. There are no further rights to participate in profits or assets, including the right to receive dividends. Upon winding up or liquidation, the shares carry a right to repayment of paid-up nominal value, ranking ahead of A and B shares.

For information on the number of shares in the Company held by Shell employee share ownership trusts and trust-like entities to meet delivery commitments under employee share plans, see Note 21 to the Consolidated Financial Statements.

DIVIDEND ACCESS MECHANISM FOR B SHARES

General

Dividends paid on A shares have a Dutch source for tax purposes and are subject to Dutch withholding tax.

It is the expectation and the intention, although there can be no certainty, that holders of B shares will receive dividends through the dividend access mechanism. Any dividends paid on the dividend access shares will have a UK source for UK and Dutch tax purposes. There will be no Dutch withholding tax on such dividends. From April 2016, there were changes to the taxation of dividends for individual shareholders resident in the UK. The dividend tax credit was abolished, and a tax-free dividend allowance introduced.

Description of dividend access mechanism

Shell Transport and BG have each issued a dividend access share to Computershare Trustees (Jersey) Limited as Trustee. Pursuant to a declaration of trust, the Trustee will hold any dividends paid in respect of the dividend access shares on trust for the holders of B shares and will arrange for prompt disbursement of such dividends to holders of B shares. Interest and other income earned on unclaimed dividends will be for the account of Shell Transport and BG and any dividends which are unclaimed after 12 years will revert to Shell Transport and BG, as appropriate. Holders of B shares will not have any interest in either dividend access share and will not have any rights against Shell Transport and BG as issuers of the dividend access shares. The only assets held on trust for the benefit of the holders of B shares will be dividends paid to the Trustee in respect of the dividend access shares.

The declaration and payment of dividends on the dividend access shares will require board action by Shell Transport and BG (as applicable) and will be subject to any applicable limitations in law or in the Shell Transport or BG (as appropriate) articles of association in effect. In no event will the aggregate amount of the dividend paid by Shell Transport and BG under the dividend access mechanism for a particular period exceed the aggregate of the dividend announced by the Board of the Company on B shares in respect of the same period (after giving effect to currency conversions).

In particular, under their respective articles of association, Shell Transport and BG are each only able to pay a dividend on their respective dividend access shares which represents a proportional amount of the aggregate of any dividend announced by the Company on the B shares in respect of the relevant period, where such proportions are calculated by reference to, in the case of Shell Transport, the number of B shares in existence prior to completion of the Company’s acquisition of BG (the Acquisition) and, in the case of BG, the number of B shares issued as part of the Acquisition, in each case as against the total number of B shares in issue immediately following completion of the Acquisition.

Operation of the dividend access mechanism

If, in connection with the announcement of a dividend by the Company on B shares, the Board of Shell Transport and/or the Board of BG elects to declare and pay a dividend on their respective dividend access shares to the Trustee, the holders of B shares will be beneficially entitled to receive their share of those dividends pursuant to the declaration of trust (and arrangements will be made to ensure that the dividend is paid in the same currency in which they would have received a dividend from the Company).

If any amount is paid by Shell Transport or BG by way of a dividend on the dividend access shares and paid by the Trustee to any holder of B shares, the dividend which the Company would otherwise pay on B shares will be reduced by an amount equal to the amount paid to such holders of B shares by the Trustee.

The Company will have a full and unconditional obligation, in the event that the Trustee does not pay an amount to holders of B shares on a cash dividend payment date (even if that amount has been paid to the Trustee), to pay immediately the dividend announced on B shares. The right of holders of B shares to receive distributions from the Trustee will be reduced by an amount equal to the amount of any payment actually made by the Company on account of any dividend on B shares.

If for any reason no dividend is paid on the dividend access shares, holders of B shares will only receive dividends from the Company directly. Any payment by the Company will be subject to Dutch withholding tax (unless an exemption is obtained under Dutch law or under the provisions of an applicable tax treaty).

The Dutch tax treatment of dividends paid under the dividend access mechanism has been confirmed by the Dutch Revenue Service in an agreement (“vaststellingsovereenkomst”) with the Company and N.V. Koninklijke Nederlandsche Petroleum Maatschappij (Royal Dutch Petroleum Company) dated October 26, 2004, as supplemented and amended by an agreement between the same parties dated April 25, 2005, and a final settlement agreement in connection with the Acquisition dated November 9, 2015. The agreements state, among other things, that dividend distributions on the dividend access shares by Shell Transport and/or BG will not be subject to Dutch withholding tax provided that the dividend access mechanism is structured and operated substantially as set out above.

The Company may not extend the dividend access mechanism to any future issuances of B shares without prior consultation with the Dutch Revenue Service.

Accordingly, the Company would not expect to issue additional B shares unless confirmation from the Dutch Revenue Service was obtained or the Company were to determine that the continued operation of the dividend access mechanism was unnecessary. Any further issue of B shares is subject to advance consultation with the Dutch Revenue Service.

The dividend access mechanism may be suspended or terminated at any time by the Company’s Directors or the Directors of Shell Transport or BG, for any reason and without financial recompense. This might, for instance, occur in response to changes in relevant tax legislation.